Goodwill and Other Intangible Assets	3 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 3. Goodwill and Other Intangible Assets

Goodwill

Changes in the carrying amount of the Company’s goodwill for the three months ended March 31, 2017, were as follows:

U.S. $ in millions
Goodwill as of January 1, 2017	$385.6
Translation differences	0.2
Goodwill as of March 31, 2017	$385.8

Other Intangible Assets

Other intangible assets consisted of the following:

	March 31, 2017			December 31, 2016
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$304,766	$(204,090)	$100,676	$304,766	$(198,632)	$106,134
Patents	19,485	(12,733)	6,752	19,009	(12,257)	6,752
Trademarks and trade names	27,820	(17,204)	10,616	27,819	(16,849)	10,970
Customer relationships	106,697	(56,539)	50,158	106,571	(54,258)	52,313
Capitalized software development costs	19,541	(18,441)	1,100	19,540	(18,251)	1,289
	$478,309	$(309,007)	$169,302	$477,705	$(300,247)	$177,458

Amortization expense relating to intangible assets for the three-month periods ended March 31, 2017 and 2016 was approximately $8.7 million and $14.7 million, respectively. The decrease in amortization expense was primarily due to change in the estimated useful lives of certain intangibles assets.

As of March 31, 2017, estimated amortization expense relating to intangible assets currently subject to amortization for each of the following periods was as follows:

Estimated
amortization expense
(U.S. $ in thousands)
Remaining 9 months of 2017	$26,030
2018	33,156
2019	32,226
2020	31,899
2021	31,340
Thereafter	14,651
Total	$169,302